Term Deposit	12 Months Ended
Dec. 31, 2024
Term Deposit [Abstract]
Term Deposit

5. Term Deposit

As of December 31, 2024 and 2023, term deposit was $45,006 and $0, respectively. This term deposit serves as 120% collateral for a corporate credit card with a limit of $37,505(MOP 300,000). This term deposit has a maturity of one year from July 30, 2024 to July 31, 2025 and an annual interest rate of 3.2%.